SUBSIDIARY PUBLIC ISSUERS - Financial Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Revenues		$ 14,427	$ 11,537	$ 8,885
Net income attributable to partnership		407	1,093	394
Statement of financial position [abstract]
Current assets		6,686	4,896
Non-current assets		66,283	69,065
Current liabilities		8,377	8,661
Non-current liabilities		39,038	38,909
Redeemable Partnership Units held by Brookfield		2,263	2,408
Non-controlling interest, BIPC exchange units, equity		1,289	1,369
BIPC exchangeable shares		1,289	1,369
Non-controlling interest, exchange LP units	[1]	72	85
Issuance of perpetual subordinated notes		293	0
In operating subsidiaries		15,320	15,658
Preferred unitholders		918	1,138
Our partnership
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income attributable to partnership		101	556	141
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		6,583	6,840
Current liabilities		0	0
Non-current liabilities		0	0
Redeemable Partnership Units held by Brookfield		0	0
Non-controlling interest, BIPC exchange units, equity			0
BIPC exchangeable shares		0
Non-controlling interest, exchange LP units		0	0
Issuance of perpetual subordinated notes		0
In operating subsidiaries		0	0
Preferred unitholders		0	0
The Fincos
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income attributable to partnership		0	0	0
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		0	0
Current liabilities		0	0
Non-current liabilities		3,106	2,288
Redeemable Partnership Units held by Brookfield		0	0
Non-controlling interest, BIPC exchange units, equity			0
BIPC exchangeable shares		0
Non-controlling interest, exchange LP units		0	0
Issuance of perpetual subordinated notes		0
In operating subsidiaries		0	0
Preferred unitholders		0	0
BIPIC
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income attributable to partnership		0	0	0
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		1,005	1,045
Current liabilities		182	232
Non-current liabilities		0	0
Redeemable Partnership Units held by Brookfield		0	0
Non-controlling interest, BIPC exchange units, equity			0
BIPC exchangeable shares		0
Non-controlling interest, exchange LP units		0	0
Issuance of perpetual subordinated notes		0
In operating subsidiaries		0	0
Preferred unitholders		0	0
BIPC Holdings
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income attributable to partnership		0	208	5
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		3,105	2,373
Current liabilities		0	0
Non-current liabilities		191	0
Redeemable Partnership Units held by Brookfield		0	0
Non-controlling interest, BIPC exchange units, equity			0
BIPC exchangeable shares		0
Non-controlling interest, exchange LP units		0	0
Issuance of perpetual subordinated notes		0
In operating subsidiaries		0	0
Preferred unitholders		0	0
Subsidiaries of our partnership other than the Issuers
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income attributable to partnership		407	885	389
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		9,603	9,835
Current liabilities		0	0
Non-current liabilities		0	0
Redeemable Partnership Units held by Brookfield		0	0
Non-controlling interest, BIPC exchange units, equity			0
BIPC exchangeable shares		0
Non-controlling interest, exchange LP units		0	0
Issuance of perpetual subordinated notes		0
In operating subsidiaries		0	0
Preferred unitholders		0	0
Consolidating adjustments
Statement of comprehensive income [abstract]
Revenues		14,427	11,537	8,885
Net income attributable to partnership		(101)	(556)	$ (141)
Statement of financial position [abstract]
Current assets		6,686	4,896
Non-current assets		45,987	48,972
Current liabilities		8,195	8,429
Non-current liabilities		35,741	36,621
Redeemable Partnership Units held by Brookfield		2,263	2,408
Non-controlling interest, BIPC exchange units, equity			1,369
BIPC exchangeable shares		1,289
Non-controlling interest, exchange LP units		72	85
Issuance of perpetual subordinated notes		293
In operating subsidiaries		15,320	15,658
Preferred unitholders		$ 918	$ 1,138

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.